Intangible Assets and Other Assets, Amortization Expense for Intangible Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2022 (actual)	$ 306
Estimate for year ended December 31,
2023	289
2024	242
2025	209
2026	168
2027	111
MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2022 (actual)	247
Estimate for year ended December 31,
2023	238
2024	201
2025	176
2026	141
2027	111
Customer relationship and other intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2022 (actual)	59
Estimate for year ended December 31,
2023	51
2024	41
2025	33
2026	27
2027	$ 0